1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.2%
Content Creation and Aggregation  — 47.5%
20,000 comScore Inc.† ........................................ $ 41,200
2,900 DISH Network Corp., Cl. A† ...................... 51,997
18,000 Grupo Televisa SAB, ADR ......................... 147,240
17,000 Liberty Latin America Ltd., Cl. C† .............. 132,430
15,500 Liberty Media Acquisition Corp.† .............. 153,760
16,000 Liberty Media Corp.- Liberty Braves, Cl. C† 384,000
6,700 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 388,399
6,500 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 234,325
1,000 Live Nation Entertainment Inc.† ................ 82,580
1,250 Madison Square Garden Entertainment
Corp.† .................................................. 65,775
1,000 Madison Square Garden Sports Corp.† ..... 151,000
4,000 Paramount Global, Cl. B ............................ 98,720
13,000 Sirius XM Holdings Inc. ............................ 79,690
2,011,116
Digital Marketing and Retail  — 2.0%
40,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 30,264
19,000 Qurate Retail Inc., Cl. A ............................. 54,530
84,794
Diversified Consumer Services  — 4.0%
110 Cie de L'Odet SE ....................................... 124,497
600 IAC/InterActiveCorp.† ............................... 45,582
170,079
Entertainment  — 3.1%
9,798 Warner Bros Discovery Inc.† .................... 131,489
Telecommunication Services  — 3.0%
3,300 AT&T Inc. ................................................. 69,168
5,000 Telesat Corp.† .......................................... 55,850
125,018
Telecommunications  — 3.1%
3,300 Comcast Corp., Cl. A ................................ 129,492
Television and Broadband Services  — 22.0%
250 Charter Communications Inc., Cl. A† ......... 117,132
2,500 EchoStar Corp., Cl. A† .............................. 48,250
1,500 Liberty Broadband Corp., Cl. A† ................ 170,325
1,800 Liberty Broadband Corp., Cl. C† ................ 208,152
16,000 Liberty Global plc, Cl. C† .......................... 353,440
1,600 Telenet Group Holding NV ......................... 33,216
930,515
Wireless Telecommunication Services  — 3.5%
1,100 T-Mobile US Inc.† ..................................... 147,994
TOTAL COMMON STOCKS .................. 3,730,497
Shares
Market
Value
PREFERRED STOCKS  — 5.8%
Digital Marketing and Retail  — 4.6%
3,293 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 192,476
Television and Broadband Services  — 1.2%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 51,940
TOTAL PREFERRED STOCKS ............... 244,416
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.0%
$ 255,000 U.S. Treasury Bills,
0.914% to 1.551%††,
08/11/22 to 09/15/22 ............................ 254,403
TOTAL INVESTMENTS — 100.0%
(Cost $4,791,335) ................................. $ 4,229,316
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt